Commitments and Contingencies - Summary of Exploration Commitments (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Commitments and Contingencies [Abstract]
Commitments for payments under exploration permits in existence at the reporting date but not recognised as liabilities payable	$ 4,000	$ 15,853	$ 9,760